Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 432,429	$ 444,574
Less: Accumulated amortization	(380,472)	(377,715)
Intangible assets, net	51,957	66,859
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 432,429	$ 444,574